Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 04, 2022	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following table and related disclosures. The information contained in this section shall not be deemed incorporated by reference in any filing under the Securities Act or the Exchange Act.
Pay Versus Performance Table
The following table sets forth the compensation information of our Principal Executive Officer (“PEO”), our former PEO and the average compensation for our other NEOs (“Non-PEO NEOs”) and the total stockholder return and net loss for each of fiscal year 2025, 2024, 2023, 2022 and 2021. For further information regarding our executive compensation programs, please refer to the sections titled “Compensation Discussion and Analysis” and “Summary Compensation Table” above.

Year	Summary Compensation Table Total for current PEO(1	Compensation Actually Paid to current PEO(2)	Summary Compensation Table Total for former PEO(1)	Compensation Actually Paid to former PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Value of Initial Fixed $100 Investment Based On Peer Group Total Shareholder Return(5)	Net Loss(6)	Total Revenue(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2025	$8,823,502	$6,198,612	—	—	$2,848,854	$1,923,451	$21.33	$124.75	$(74,896,000)	$186,582,000
2024	$8,337,044	$3,790,919	—	—	$2,719,381	$1,550,220	$29.17	$93.49	$(138,885,000)	$174,432,000
2023	$1,931,088	$6,168,709	—	—	$1,226,547	$1,967,879	$36.83	$94.03	$(74,656,000)	$106,340,000
2022	$15,895,848	$4,280,101	$1,638,601	$(3,291,062)	$3,630,555	$1,328,816	$19.50	$89.90	$(190,098,000)	$97,948,000
2021	—	—	$3,311,662	$2,100,340	$2,153,461	$1,773,821	$65.33	$100.02	$(59,237,000)	$130,581,000

(1)
The dollar amounts reported in columns (b) and (d) represent the amount of total compensation reported for Dr. Egholm (our current PEO) and Mr. Linthwaite (our former PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table” above. Dr. Egholm became our CEO in April 2022. Mr. Linthwaite was our CEO in 2021 until his termination in April 2022.

(2)
The dollar amounts reported in columns (c), (e) and (g) represent the compensation actually paid to our current PEO, our former PEO and the average compensation paid to our Non-PEO NEOs in each listed year. The compensation actually paid does not mean our PEOs and Non-PEO NEOs earned or were actually paid those amounts in the listed year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments shown in the table below were made to determine the compensation actually paid in the most recent fiscal year:

(3)
The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in each applicable year. Our Non-PEO NEOs in 2025 were Alex Kim and Sean Mackay; our Non-PEO NEOs in 2024 were Alex Kim, Jeffrey Black and Sean Mackay; our Non-PEO NEOs in 2023 were Jeffrey Black, Alex Kim and Jeremy Davis; our Non-PEO NEOs in 2022 were Alex Kim and Jeremy Davis; and our Non-PEO NEOs in 2021 were Vikram Jog, Colin McCracken, Bradley Kreger and Nicholas Khadder.

(4)	Cumulative Total Shareholder Return reported are calculated based on an initial fixed investment of $100 as of December 31, 2020.
(5)
The weighted peer group TSR amounts reported in column (i) are weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose consists of the NASDAQ Biotechnology Index, the same peer group used in our 2025 Annual Report.

(6)	Dollar amounts reported represent the amount reflected in the Company’s audited financial statements for the applicable year.
(7)
While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that total revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the Pay Versus Performance Table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. For purposes of the above table,

“Revenue” refers to the total revenue recognized by the Company in accordance with the ASC 606 under GAAP, as reported in the Company’s Annual Report. This includes all amounts earned from the transfer of promised goods or services to customers in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services, as determined under ASC 606.

	Current PEO				Former PEO		Average Non-PEO NEOs
	2022	2023	2024	2025	2021	2022	2021	2022	2023	2024	2025
Summary compensation table total	$15,895,848	$1,931,088	$8,337,044	$8,823,502	$3,311,662	$1,638,601	$2,153,461	$3,630,555	$1,226,547	$2,719,381	$2,848,854
Subtract grant date fair value of option and stock awards granted in fiscal year	(15,379,859)	(560,421)	(7,127,250)	(7,009,246)	(2,677,147)	—	(693,352)	(3,266,402)	(592,207)	(2,239,583)	(1,786,108)
Add fair value at fiscal year-end of outstanding and unvested option and stock awards granted in fiscal year	3,764,112	511,790	3,874,063	6,277,941	2,596,880	—	672,564	964,663	614,232	1,527,677	1,595,985
Adjust for change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years	—	2,856,901	(1,449,124)	(1,411,052)	(1,029,776)	(1,716,792)	(327,311)	—	452,051	(517,539)	(549,287)
Add fair value at vesting of option and stock awards granted in fiscal year that vested during fiscal year	—	—	565,625	536,845	—	—	—	—	27,451	128,583	140,045
Adjust for change in fair value as of vesting date of option and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	—	1,429,351	(366,448)	(1,019,379)	(101,279)	(408,250)	(31,541)	—	239,805	(53,972)	(326,039)
Subtract fair value as of prior fiscal year-end of option and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	(42,991)	—	—	(2,804,621)	—	—	—	(14,327)	—
Compensation actually paid	$4,280,101	$6,168,709	$3,790,919	$6,198,612	$2,100,340	($3,291,062)	$1,773,821	$1,328,816	$1,967,879	$1,550,220	$1,923,451

Company Selected Measure Name			total revenue
Named Executive Officers, Footnote
(1)
The dollar amounts reported in columns (b) and (d) represent the amount of total compensation reported for Dr. Egholm (our current PEO) and Mr. Linthwaite (our former PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table” above. Dr. Egholm became our CEO in April 2022. Mr. Linthwaite was our CEO in 2021 until his termination in April 2022.

(3)
The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in each applicable year. Our Non-PEO NEOs in 2025 were Alex Kim and Sean Mackay; our Non-PEO NEOs in 2024 were Alex Kim, Jeffrey Black and Sean Mackay; our Non-PEO NEOs in 2023 were Jeffrey Black, Alex Kim and Jeremy Davis; our Non-PEO NEOs in 2022 were Alex Kim and Jeremy Davis; and our Non-PEO NEOs in 2021 were Vikram Jog, Colin McCracken, Bradley Kreger and Nicholas Khadder.

Peer Group Issuers, Footnote
(5)
The weighted peer group TSR amounts reported in column (i) are weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose consists of the NASDAQ Biotechnology Index, the same peer group used in our 2025 Annual Report.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in columns (c), (e) and (g) represent the compensation actually paid to our current PEO, our former PEO and the average compensation paid to our Non-PEO NEOs in each listed year. The compensation actually paid does not mean our PEOs and Non-PEO NEOs earned or were actually paid those amounts in the listed year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments shown in the table below were made to determine the compensation actually paid in the most recent fiscal year:

	Current PEO				Former PEO		Average Non-PEO NEOs
	2022	2023	2024	2025	2021	2022	2021	2022	2023	2024	2025
Summary compensation table total	$15,895,848	$1,931,088	$8,337,044	$8,823,502	$3,311,662	$1,638,601	$2,153,461	$3,630,555	$1,226,547	$2,719,381	$2,848,854
Subtract grant date fair value of option and stock awards granted in fiscal year	(15,379,859)	(560,421)	(7,127,250)	(7,009,246)	(2,677,147)	—	(693,352)	(3,266,402)	(592,207)	(2,239,583)	(1,786,108)
Add fair value at fiscal year-end of outstanding and unvested option and stock awards granted in fiscal year	3,764,112	511,790	3,874,063	6,277,941	2,596,880	—	672,564	964,663	614,232	1,527,677	1,595,985
Adjust for change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years	—	2,856,901	(1,449,124)	(1,411,052)	(1,029,776)	(1,716,792)	(327,311)	—	452,051	(517,539)	(549,287)
Add fair value at vesting of option and stock awards granted in fiscal year that vested during fiscal year	—	—	565,625	536,845	—	—	—	—	27,451	128,583	140,045
Adjust for change in fair value as of vesting date of option and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	—	1,429,351	(366,448)	(1,019,379)	(101,279)	(408,250)	(31,541)	—	239,805	(53,972)	(326,039)
Subtract fair value as of prior fiscal year-end of option and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	(42,991)	—	—	(2,804,621)	—	—	—	(14,327)	—
Compensation actually paid	$4,280,101	$6,168,709	$3,790,919	$6,198,612	$2,100,340	($3,291,062)	$1,773,821	$1,328,816	$1,967,879	$1,550,220	$1,923,451

Non-PEO NEO Average Total Compensation Amount			$ 2,848,854	$ 2,719,381	$ 1,226,547	$ 3,630,555	$ 2,153,461
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,923,451	1,550,220	1,967,879	1,328,816	1,773,821
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in columns (c), (e) and (g) represent the compensation actually paid to our current PEO, our former PEO and the average compensation paid to our Non-PEO NEOs in each listed year. The compensation actually paid does not mean our PEOs and Non-PEO NEOs earned or were actually paid those amounts in the listed year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments shown in the table below were made to determine the compensation actually paid in the most recent fiscal year:

	Current PEO				Former PEO		Average Non-PEO NEOs
	2022	2023	2024	2025	2021	2022	2021	2022	2023	2024	2025
Summary compensation table total	$15,895,848	$1,931,088	$8,337,044	$8,823,502	$3,311,662	$1,638,601	$2,153,461	$3,630,555	$1,226,547	$2,719,381	$2,848,854
Subtract grant date fair value of option and stock awards granted in fiscal year	(15,379,859)	(560,421)	(7,127,250)	(7,009,246)	(2,677,147)	—	(693,352)	(3,266,402)	(592,207)	(2,239,583)	(1,786,108)
Add fair value at fiscal year-end of outstanding and unvested option and stock awards granted in fiscal year	3,764,112	511,790	3,874,063	6,277,941	2,596,880	—	672,564	964,663	614,232	1,527,677	1,595,985
Adjust for change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years	—	2,856,901	(1,449,124)	(1,411,052)	(1,029,776)	(1,716,792)	(327,311)	—	452,051	(517,539)	(549,287)
Add fair value at vesting of option and stock awards granted in fiscal year that vested during fiscal year	—	—	565,625	536,845	—	—	—	—	27,451	128,583	140,045
Adjust for change in fair value as of vesting date of option and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	—	1,429,351	(366,448)	(1,019,379)	(101,279)	(408,250)	(31,541)	—	239,805	(53,972)	(326,039)
Subtract fair value as of prior fiscal year-end of option and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	(42,991)	—	—	(2,804,621)	—	—	—	(14,327)	—
Compensation actually paid	$4,280,101	$6,168,709	$3,790,919	$6,198,612	$2,100,340	($3,291,062)	$1,773,821	$1,328,816	$1,967,879	$1,550,220	$1,923,451

Compensation Actually Paid vs. Total Shareholder Return
Relationship of Compensation Actually Paid with Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our current and former PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs and the Company’s cumulative TSR over the four most recently completed fiscal years. The chart also compares the Company’s TSR to that of the Nasdaq Biotechnology Composite Index over the same period.

Compensation Actually Paid vs. Net Income
Relationship of Compensation Actually Paid with Net Loss
The following chart sets forth the relationship between Compensation Actually Paid to our current and former PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs and the Company’s net Loss over the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship of Compensation Actually Paid with Total Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our current and former PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs and the Company’s selected financial measure of total revenue over the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship of Compensation Actually Paid with Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our current and former PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs and the Company’s cumulative TSR over the four most recently completed fiscal years. The chart also compares the Company’s TSR to that of the Nasdaq Biotechnology Composite Index over the same period.

Tabular List, Table
Financial Performance Measures
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
(1) Total revenue
(2) Cost synergies
(3) Gross margin expansion

Total Shareholder Return Amount			$ 21.33	29.17	36.83	19.5	65.33
Peer Group Total Shareholder Return Amount			124.75	93.49	94.03	89.9	100.02
Net Income (Loss)			$ (74,896,000)	$ (138,885,000)	$ (74,656,000)	$ (190,098,000)	$ (59,237,000)
Company Selected Measure Amount			186,582,000	174,432,000	106,340,000	97,948,000	130,581,000
PEO Name	Mr. Linthwaite	Dr. Egholm	Dr. Egholm	Dr. Egholm	Dr. Egholm		Mr. Linthwaite
Measure:: 1
Pay vs Performance Disclosure
Name			Total revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Cost synergies
Measure:: 3
Pay vs Performance Disclosure
Name			Gross margin expansion
Dr. Egholm [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,823,502	$ 8,337,044	$ 1,931,088	$ 15,895,848	$ 0
PEO Actually Paid Compensation Amount			6,198,612	3,790,919	6,168,709	4,280,101	0
Mr. Linthwaite [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	0	1,638,601	3,311,662
PEO Actually Paid Compensation Amount			0	0	0	(3,291,062)	2,100,340
PEO | Dr. Egholm [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,009,246)	(7,127,250)	(560,421)	(15,379,859)
PEO | Dr. Egholm [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,277,941	3,874,063	511,790	3,764,112
PEO | Dr. Egholm [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,411,052)	(1,449,124)	2,856,901	0
PEO | Dr. Egholm [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			536,845	565,625	0	0
PEO | Dr. Egholm [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,019,379)	(366,448)	1,429,351	0
PEO | Dr. Egholm [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(42,991)	0	0
PEO | Mr. Linthwaite [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	(2,677,147)
PEO | Mr. Linthwaite [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	2,596,880
PEO | Mr. Linthwaite [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,716,792)	(1,029,776)
PEO | Mr. Linthwaite [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Mr. Linthwaite [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(408,250)	(101,279)
PEO | Mr. Linthwaite [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,804,621)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,786,108)	(2,239,583)	(592,207)	(3,266,402)	(693,352)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,595,985	1,527,677	614,232	964,663	672,564
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(549,287)	(517,539)	452,051	0	(327,311)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			140,045	128,583	27,451	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(326,039)	(53,972)	239,805	0	(31,541)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (14,327)	$ 0	$ 0	$ 0